SUPPLEMENT DATED JANUARY 26, 2004
TO THE PROSPECTUS FOR
THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT B DATED MAY 1, 2003, AS AMENDED MAY 5, 2003

The supplement to the prospectus dated September 19, 2003 is amended and restated as follows:

Transfers of Policy Value
Transfers Involving Fixed Account

The maximum amount that may be transferred from the Fixed Account in any one Policy Year is the greater of $2,000 or 15% of the Fixed Account Value at the previous Policy Anniversary. Any transfer which involves a transfer out of the Fixed Account may not involve a transfer to the Investment Account for the Money Market Trust.

* * *

New Investment Portfolios

Effective July 9, 2003, Series I shares of the four new investment portfolios set forth below (the "Portfolios") will be added to the variable portion of your Policy. Each of these Portfolios is a series of Manufacturers Investment Trust. Series I shares of these Portfolios are subject to a Rule 12b-1 fee of 0.35%.

American Growth Trust
American International Trust
American Growth-Income Trust

American Blue Chip Income and Growth Trust

Each of the Portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").

Below is a description of each of these Portfolios:

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

The prospectus is supplemented to include the following illustrations

SAMPLE ILLUSTRATIONS OF POLICY VALUES, CASH SURRENDER VALUES AND DEATH BENEFITS

The following tables have been prepared to help show how values under the Policy change with investment performance. The tables include both Policy Values and Cash Surrender Values as well as Death Benefits. The Policy Value is the sum of the values in the Investment Accounts, as the tables assume no values in the Fixed Account or Loan Account. The Cash Surrender Value is the Policy Value less any applicable surrender charges. The tables illustrate how Policy Values and Cash Surrender Values, which reflect all applicable charges and deductions, and Death Benefits of the Policy on an insured of given age would vary over time if the return on the assets of the Portfolios was a uniform, gross, after-tax, annual rate of 0%, 6% or 12%. The Policy Values, Death Benefits and Cash Surrender Values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years. The charges reflected in the tables include those for deductions from premiums, surrender charges, and monthly deductions.

The amounts shown for the Policy Value, Death Benefit and Cash Surrender Value as of each Policy Year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because the expenses and fees borne by Series I shares of the Manufacturers Investment Trust are deducted from the gross return. The illustrations reflect a simple average of those Portfolios' current expenses, which is approximately
0.984 % per annum. The gross annual rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of - 0.984%, 5.016% and 11.016%.

The tables assume that no premiums have been allocated to the Fixed Account, that planned premiums are paid on the Policy Anniversary and that no transfers, partial withdrawals, Policy loans, changes in death benefit options or changes in face amount have been made. The tables reflect the fact that no charges for Federal, state or local taxes are currently made against the Separate Account. If such a charge is made in the future, it would take a higher gross rate of return to produce after-tax returns of 0%, 6% and 12% than it does now.

There are two tables shown for a Policy issued to a 55 year old male non-smoker:

      - one based on current cost of insurance charges assessed by Manulife New York and

      - the other based on the maximum cost of insurance charges based on the 1980 Commissioners Smoker Distinct Mortality Tables.

Current cost of insurance charges are not guaranteed and may be changed.

The tables reflect a policyholder with certain characteristics (such as age and sex) and assuming certain expenses and rates of return. The actual results of a particular policyholder will vary based on the policyholders characteristics, the actual expenses of the policy and the actual rates of returns of the assets held in the subaccounts. Illustrations for smokers would show less favorable results than the illustrations shown below.

Upon request, Manulife New York will furnish a comparable illustration based on the proposed life insured's issue age, sex (unless unisex rates are required by law, or are requested) and risk classes, any additional ratings and the death benefit option, face amount and planned premium requested.

From time to time, in advertisements or sales literature for the Policies that quote performance data of one or more of the Portfolios, Manulife New York may include Cash Surrender Values and Death Benefit figures computed using the same methodology as that used in the following illustrations, but with the average annual total return of the Portfolio for which performance data is shown in the advertisement replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples.

The Policies have been offered to the public only since approximately September 15, 2002. However, total return data may be advertised for as long a period of time as the underlying Portfolio has been in existence. The results for any period prior to the Policies' being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 55 (PREFERRED)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,000 ANNUAL PLANNED PREMIUM
                            ASSUMING CURRENT CHARGES

                                  0% Hypothetical                   6% Hypothetical                      12% Hypothetical
                               Gross Investment Return           Gross Investment Return             Gross Investment Return
                               -----------------------           -----------------------             -----------------------
     End Of   Accumulated     Policy        Cash     Death     Policy     Cash        Death      Policy        Cash        Death
Policy Year      Premiums      Value   Surrender    Benefit     Value   Surrender    Benefit      Value     Surrender     Benefit
        (1)           (2)              Value (3)                         Value (3)                           Value (3)
          1         7,350      3,632           0    500,000     3,925          0     500,000       4,218           0      500,000
          2        15,068      6,888         421    500,000     7,691      1,224     500,000       8,533       2,065      500,000
          3        23,171     10,055       4,388    500,000    11,585      5,918     500,000      13,254       7,587      500,000
          4        31,679     13,022       8,155    500,000    15,494     10,627     500,000      18,304      13,437      500,000
          5        40,613     15,964      11,897    500,000    19,598     15,531     500,000      23,901      19,834      500,000
          6        49,994     19,925      16,658    500,000    24,991     21,724     500,000      31,229      27,962      500,000
          7        59,844     23,645      21,179    500,000    30,438     27,971     500,000      39,127      36,660      500,000
          8        70,186     27,168      25,501    500,000    35,979     34,312     500,000      47,695      46,028      500,000
          9        81,045     30,521      29,654    500,000    41,648     40,781     500,000      57,031      56,165      500,000
         10        92,448     33,701      33,634    500,000    47,444     47,378     500,000      67,212      67,145      500,000
         15       158,602     44,107      44,107    500,000    75,389     75,389     500,000     131,057     131,057      500,000
         20       243,035     47,424      47,424    500,000   107,079    107,079     500,000     242,063     242,063      500,000
         25       350,794     39,715      39,715    500,000   139,456    139,456     500,000     435,292     435,292      500,000
         30       488,326     19,659      19,659    500,000   174,225    174,225     500,000     775,583     775,583      814,362
         35       663,854      0 (4)       0 (4)      0 (4)   211,739    211,739     500,000   1,344,427   1,344,427    1,411,648
         40       887,878                                     254,171    254,171     500,000   2,300,999   2,300,999    2,324,009
         45     1,173,796                                     226,951    226,951     500,000   3,926,370   3,926,370    3,926,370

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) nopolicy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made ,(d) no premiums have been allocated to the Fixed Account and
      (d) no optional riders have been elected.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 8 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                    MALE NON-SMOKER ISSUE AGE 55 (PREFERRED)
                   $500,000 FACE AMOUNT DEATH BENEFIT OPTION 1
                          $7,000 ANNUAL PLANNED PREMIUM
                            ASSUMING MAXIMUM CHARGES

                                     0% Hypothetical                  6% Hypothetical                    12% Hypothetical
                               Gross Investment Return            Gross Investment Return             Gross Investment Return
                               -----------------------            -----------------------             -----------------------
      End Of    Accumulated   Policy        Cash      Death    Policy        Cash        Death    Policy        Cash      Death
 Policy Year       Premiums    Value   Surrender    Benefit     Value   Surrender      Benefit     Value   Surrender    Benefit
         (1)            (2)            Value (3)                         Value (3)                         Value (3)
           1          7,350    3,632           0    500,000     3,925            0     500,000     4,218           0    500,000
           2         15,068    5,349           0    500,000     6,104            0     500,000     6,898         431    500,000
           3         23,171    6,624         957    500,000     7,953        2,286     500,000     9,420       3,752    500,000
           4         31,679    7,431       2,564    500,000     9,426        4,559     500,000    11,735       6,868    500,000
           5         40,613    7,720       3,653    500,000    10,447        6,380     500,000    13,764       9,697    500,000
           6         49,994    7,993       4,726    500,000    11,524        8,257     500,000    16,042      12,775    500,000
           7         59,844    7,632       5,165    500,000    12,009        9,542     500,000    17,913      15,446    500,000
           8         70,186    6,553       4,886    500,000    11,784       10,117     500,000    19,246      17,579    500,000
           9         81,045    4,656       3,789    500,000    10,704        9,837     500,000    19,877      19,010    500,000
          10         92,448    1,830       1,763    500,000     8,607        8,540     500,000    19,615      19,549    500,000
          15        158,602    0 (4)       0 (4)      0 (4)     0 (4)        0 (4)       0 (4)     0 (4)       0 (4)      0 (4)

(1) All values shown are as of the end of the policy year indicated, have been rounded to the nearest dollar, and assume that (a) premiums paid after the initial premium are received on the policy anniversary, (b) no policy loan has been made, (c) no partial withdrawal of the Cash Surrender Value has been made, (d) no premiums have been allocated to the Fixed Account and
      (e) no optional riders have been elected.

(2)   Assumes net interest of 5% compounded annually.

(3) Provided the No Lapse Guarantee Cumulative Premium Test has been and continues to be met, the No Lapse Guarantee will keep the Policy in force until the end of the first 8 Policy Years. Provided the Death Benefit Guarantee Cumulative Premium Test has been and continues to be met, the Death Benefit Guarantee will keep the Policy in force until age 100.

(4)   In the absence of additional premium payments, the Policy will lapse.

The policy value, cash surrender value and the death benefit will differ if premiums are paid in different amounts or frequencies. It is emphasized that the hypothetical investment returns are illustrative only and should not be deemed a representation of past or future results. Actual investment returns may be more or less than those shown and will depend on a number of factors, including the investment allocation made by the policyowner, and the investment returns for the funds of Manufacturers Investment Trust. The policy value, cash surrender value and death benefit for a policy would be different from those shown if actual rates of investment return averaged the rate shown above over a period of years, but also fluctuated above or below that average for individual policy years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

NYProtector Supp 1/26/04